ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

MARKETABLE SECURITIES (13.36%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (0.15%)
iShares MSCI ACWI ETF	Exchange-traded fund	2,049	$123,918	$196,581
TOTAL EXCHANGE-TRADED FUND			123,918	196,581

FOREIGN COLLECTIVE INVESTMENT FUND (2.87%)
GMO Equity Dislocation Investment Fund - Class A	Foreign fund	182,449	4,033,260	3,791,293
TOTAL FOREIGN COLLECTIVE INVESTMENT FUND			4,033,260	3,791,293

MUTUAL FUNDS (10.34%)
American Funds New Perspective Fund F-3	Mutual fund	80,439	3,121,228	4,461,929
DFA Global Equity Portfolio I	Mutual fund	316,265	6,464,459	9,200,138
TOTAL MUTUAL FUNDS			9,585,687	13,662,067
TOTAL MARKETABLE SECURITIES			13,742,865	17,649,941

PORTFOLIO FUNDS [a,b] (83.51%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (8.91%)
D. E. Shaw All Country Global Alpha Extension Fund, LLC	Long/Short		$8,000,000	$11,525,289	7/1/2018
New Mountain Investments III, LLC	Buyout		208,517	239,039	12/19/2007
TOTAL MEMBERSHIP INTERESTS			8,208,517	11,764,328

PARTNERSHIP INTERESTS (74.60%)
Accolade Partners VII-C, L.P.[c]	Private Equity		1,327,500	1,409,932	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Multi-Strategy		1,205,849	2,040,094	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short		4,500,000	6,286,465	4/1/2020
Black River Capital Partners Fund (Food) L.P.	Private Equity		4,311,650	2,331,879	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity		2,390,840	2,605,650	1/10/2020
Capital Dynamics Champion Ventures VII	Venture Capital		2,074,304	6,045,843	2/16/2012
Centerbridge Special Credit Partners	Private Credit		-	17,840	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short		3,629,822	6,888,666	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity		1,424,075	223,538	7/1/2011
Goldman Sachs Vintage Fund V, L.P.	Buyout		2,011,326	131,217	8/20/2008
Kayne Anderson Energy Fund V (QP), L.P.	Private Equity		2,899,211	1,110,743	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit		514,500	1,850,096	2/4/2016
Oaktree Opportunities Fund Xb, L.P.	Private Credit		7,500,000	11,266,089	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short		6,000,000	8,707,100	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity		1,600,000	1,533,805	12/17/2021
Renaissance Institutional Diversified Global Equities Onshore Fund L.P.	Long/Short		7,909,049	5,880,491	7/1/2018
Revolution Ventures II, L.P.	Venture Capital		3,617,126	3,751,548	10/24/2013
Stripes V, L.P.	Private Equity		9,471,652	12,811,456	7/7/2021
The Children's Investment Fund L.P.	Long/Short		5,000,000	10,089,000	11/1/2017
Two Sigma China Core Equity Fund, L.P.	Hedge Fund		3,000,000	2,360,465	5/1/2021
Viking Global Opportunities L.P.	Long/Short		10,000,000	11,175,988	1/1/2021
TOTAL PARTNERSHIP INTERESTS			80,386,904	98,517,905
TOTAL PORTFOLIO FUNDS			88,595,421	110,282,233

SHORT-TERM INVESTMENT (3.51%)	Type of Investment
Fidelity Investments Money Market Government Portfolio I, 4.99%[d]	Money Market Fund	4,641,206	4,641,206	4,641,206
TOTAL SHORT-TERM INVESTMENT			4,641,206	4,641,206

TOTAL INVESTMENTS (100.38%)			$106,979,492	$132,573,380
Liabilities in excess of other assets (-0.38%)				(504,994)

TOTAL NET ASSETS (100.00%)				$132,068,386

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Non-income producing security.
[c]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[d]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except GMO Equity Dislocation Investment Fund - Class A which is domiciled in Ireland and Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.